SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Feb. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives of intangible assets	10 years
Operating lease right-of-use assets		$ 5,001,360
Operating lease liabilities	$ 9,279,123	$ 5,001,360